NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Nov. 30, 2020	May 31, 2020
Schedule of Maturities of Long-term Debt [Abstract]
2021	$ 6,595,663	$ 0
2022	13,500,150	19,883,212
2023	0	0
2024	0	0
2025	0	0
Thereafter	0	0
Total	$ 20,095,813	$ 19,883,212